Weighted Average Useful Life of Each Component of Computer Software (Detail) (Computer Software, Intangible Asset)	12 Months Ended
Dec. 31, 2013
Finite-Lived Intangible Assets And Liabilities [Line Items]
Weighted Average Amortization Period (Yrs)	5 years 10 months 24 days
Licensed computer software
Finite-Lived Intangible Assets And Liabilities [Line Items]
Weighted Average Amortization Period (Yrs)	5 years 8 months 12 days
Software development costs
Finite-Lived Intangible Assets And Liabilities [Line Items]
Weighted Average Amortization Period (Yrs)	5 years 9 months 18 days
Acquisition technology intangibles
Finite-Lived Intangible Assets And Liabilities [Line Items]
Weighted Average Amortization Period (Yrs)	6 years 9 months 18 days